Issued Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Issued Share Capital
Schedule of issued share capital

	No. of shares
EUR’000	(in thousands)	Total
Beginning of financial year 2022	138,574	18,641
Issued in May 2022 for capital increase	26,176	3,518
Issued in October 2022 for capital increase	32,850	4,416
End of financial year 2022	197,600	26,575
Issued in December 2023 for capital increase	113,809	15,263
End of financial year 2023	311,409	41,838
Issued in February 2024 for capital increase	39,520	5,301
Issued in June 2024 for capital increase	28	4
End of financial year 2024	350,957	47,143